Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment
Beginning balance		R$ 192,006		R$ 184,961
Additions		45,975	[1]	37,567	[2]
Additions through business combinations		2,011		211
Renegotiation	[3]	(12,439)
Disposals / Cancelled contracts		(3,410)		(3,499)
Depreciation		(38,461)		(27,234)
Transfers
Ending balance		185,682		192,006
Additions for new lease agreements		25,513
IFRS 16 [member]
Property, Plant and Equipment
Additions for new lease agreements				35,925
IT equipment [member]
Property, Plant and Equipment
Beginning balance		1,479		2,486
Additions		16,105	[1]	758	[2]
Additions through business combinations		1,041		59
Renegotiation	[3]
Disposals / Cancelled contracts				(25)
Depreciation		(2,010)		(1,799)
Transfers
Ending balance		16,615		1,479
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		9,908		12,366
Additions		1,028	[1]	22	[2]
Additions through business combinations		835		152
Renegotiation	[3]
Disposals / Cancelled contracts		(124)		(128)
Depreciation		(3,319)		(2,504)
Transfers		62
Ending balance		8,390		9,908
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		19,978		19,682
Additions		597	[1]	828	[2]
Additions through business combinations		135
Renegotiation	[3]
Disposals / Cancelled contracts				(98)
Depreciation		(5,208)		(4,691)
Transfers		2,370		4,257
Ending balance		17,872		19,978
In progress [member]
Property, Plant and Equipment
Beginning balance		315		4,538
Additions		2,732	[1]	34	[2]
Additions through business combinations
Renegotiation	[3]
Disposals / Cancelled contracts
Depreciation
Transfers		(2,370)		(4,257)
Ending balance		677		315
Right of use assets [member]
Property, Plant and Equipment
Beginning balance		159,873		145,436
Additions		25,513	[1]	35,925	[2]
Additions through business combinations
Renegotiation	[3]	(12,439)
Disposals / Cancelled contracts		(3,286)		(3,248)
Depreciation		(27,924)		(18,240)
Transfers
Ending balance		141,737		159,873
Land [member]
Property, Plant and Equipment
Beginning balance		453		453
Additions			[1]		[2]
Additions through business combinations
Renegotiation	[3]
Disposals / Cancelled contracts
Depreciation
Transfers		(62)
Ending balance		R$ 391		R$ 453

[1]	Refers substantially to recognition of new lease agreements of R$ 25,513 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 16.
[2]	Refers substantially to IFRS 16, on the recognition of , R$ 35,925 referring to lease contracts previously signed and renewed based on contractual terms. See the corresponding lease liability in Note 16.
[3]	The Company returned part of the São José dos Campos warehouse to the lessor in September 2021, maintaining the lease agreement and term, changing only in the subsequent lease installments leading to the reversal adjustments of the right-of-use asset and corresponding lease liabilities, see Note 16.